Shareholder Report, Line Graph (Details) - USD ($)	Jan. 22, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000198134
Account Value [Line Items]
Line Graph and Table Measure Name	Wealthfront Risk Parity Fund
Account Value	$ 5,000,000	$ 4,888,502	$ 4,059,946	$ 4,194,947	$ 5,592,307	$ 4,737,633	$ 5,441,905	$ 4,215,833
3336 - 40% BB Barclays Global Agg TR / 60% - MSCI World TR
Account Value [Line Items]
Line Graph and Table Measure Name	3336 - 40% BB Barclays Global Agg TR / 60% - MSCI World TR
Account Value	$ 5,000,000	7,233,918	5,854,603	5,471,200	6,771,003	5,536,140	5,252,877	4,699,602
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 5,000,000	4,843,705	4,421,617	4,346,907	5,487,665	5,556,730	5,260,355	4,802,348
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD INDEX Net (USD)
Account Value	$ 5,000,000	$ 9,194,869	$ 6,878,357	$ 6,225,808	$ 7,637,045	$ 5,438,530	$ 5,211,081	$ 4,624,113